UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2019

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar China BioPharma ETF
Ticker: CHNA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Loncar ETFs

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the semi-annual period of September 1, 2018 through February 28, 2019 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index tracks the performance of a basket of companies that develop therapies to treat cancer by harnessing the body’s own immune system. It contains both leading large pharmaceutical companies and growth-oriented biotechnology companies.

The Fund had negative performance during the Period. The market price for CNCR decreased 15.37% and the net asset value (“NAV”) decreased 15.72%, while the S&P 500 Index, a broad market index, fell 3.04% over the same period. The Fund’s Index fell 15.39%. Meanwhile, outstanding shares ended the Period at 2,000,000.

For the Period, the largest positive contributor to return was Mirati Therapeutics Inc (MRTX US), adding 1.61% to the return of the Fund, gaining 28.74% with an average weighting of 4.80%. The second largest contributor to return was Seattle Genetics Inc (SGEN US), adding 1.12% to the return of the Fund, gaining 32.64% with an average weighting of 1.77%. The third largest contributor to return was Argenx SE (ARGX US), adding 1.11% to the return of the Fund, gaining 31.89% with an average weighting of 1.68%.

For the Period, the largest negative contributor to return was Aduro Biotech Inc (ADRO US), detracting 2.86% from the return of the Fund, declining 66.62% with an average weighting of 1.75%. The security contributing second-most negatively was Adaptimmune Therapeutics Plc (ADAP US), detracting 2.52% from the return of the Fund, and declining 61.89% with an average weighting of 3.48%. The third largest negative contributor to return was Iovance Biotherapeutics Inc (IOVA US), detracting 2.21% from the return of the Fund, and declining 41.98% with an average weight of 3.84%.

For the Period, the best performing security in the Fund was Moderna Inc (MRNA US), gaining 32.94% and contributing 0.99% to the return of the Fund. The second-best performing security for the Period was Seattle Genetics Inc (SGEN US), gaining 32.64% and contributing 1.12% to the return of the Fund. The third-best performing security was Argenx SE (ARGX US), gaining 31.89% for the Period and contributing 1.11% to the return of the Fund.

For the Period, the worst performing security in the Fund was Aduro Biotech Inc (ADRO US), declining 66.62% and reducing the return of the Fund by 2.86%. The second-worst performing security in the Fund was Adaptimmune Therapeutics Plc (ADAP US), declining 61.89% and reducing the return of the Fund by 2.52%. The

Loncar Cancer Immunotherapy ETF

third-worst performing security in the Fund was Sorrento Therapeutics Inc (SRNE US), declining 59.82% and reducing the return of the Fund by 1.91%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Loncar Cancer Immunotherapy Index is an index of 25 securities that have a strategic focus on the area of cancer immunotherapy or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China BioPharma ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China BioPharma ETF (“CHNA” or the “Fund”). The following information pertains to the semi-annual period of September 1, 2018 through February 28, 2019 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

The Fund had negative performance during the Period. The market price for CHNA decreased 10.72% and the net asset value (“NAV”) decreased 11.85%, while the Nasdaq Biotechnology Index, a broad market index, fell 7.79% over the same Period. The Fund’s Index fell 11.53%. Meanwhile, outstanding shares ended the Period at 100,000.

For the Period, the largest positive contributor to return was Austar Lifesciences Ltd (6118 HK), adding 1.98% to the return of the Fund, gaining 86.25% with an average weighting of 3.65%. The second largest contributor to return was Zai Lab Ltd (ZLAB US), adding 1.21% to the return of the Fund, gaining 26.79% with an average weighting of 3.73%. The third largest contributor to return was Innovent Biologics Inc (1801 HK), adding 0.32% to the return of the Fund, gaining 9.93% with an average weighting of 0.35%.

For the Period, the largest negative contributor to return was CSPC Pharmaceutical Group Ltd (1093 HK), detracting 1.55% from the return of the Fund, declining 32.33% with an average weighting of 4.41%. The security contributing second-most negatively was CASI Pharmaceuticals Inc (CASI US), detracting 1.39% from the return of the Fund, and declining 52.81% with an average weighting of 1.77%. The third largest negative contributor to return was Sino Biopharmaceutical Ltd (1177 HK), detracting 1.37% from the return of the Fund, and declining 31.14% with an average weight of 3.73%.

For the Period, the best performing security in the Fund was Austar Lifesciences Ltd (6118 HK), gaining 86.25% and contributing 1.98% to the return of the Fund. The second-best performing security for the Period was Zai Lab Ltd (ZLAB US), gaining 26.79% and contributing 1.21% to the return of the Fund. The third-best performing security was Innovent Biologics Inc (1801 HK), gaining 9.93% for the Period and contributing 0.32% to the return of the Fund.

For the Period, the worst performing security in the Fund was CASI Pharmaceuticals Inc (CASI US), declining 52.81% and reducing the return of the Fund by 1.39%. The second-worst performing security in the Fund was China Medical System Holdings Ltd (867 HK), declining 35.58% and reducing the return of the Fund by 1.14%. The

Loncar China BioPharma ETF

third-worst performing security in the Fund was CSPC Pharmaceutical Group Ltd (1093 HK), declining 32.33% and reducing the return of the Fund by 1.55%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, such as China, it is more likely to be impacted by events or conditions affecting that country or region. A significant portion of the Fund's assets will be invested in the biotechnology and pharmaceutical industries, which expose the Fund to the risks of the following sector. Companies in the health care sector are subject to extensive government regulation. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the invest The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is not actively managed and the Fund's sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government.

The Nasdaq Biotechnology Index – An index designed to track the performance of a set of securities listed on The Nasdaq Stock Market® (Nasdaq®) that are classified as either biotechnology or pharmaceutical companies and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers.

The Loncar China BioPharma Index – an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Loncar ETFs

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of February 28, 2019 (Unaudited)

Percentage of
Industry Group	Net Assets
Biotechnology♦	80.5%
Pharmaceuticals	19.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.0 +
Total	100.0%

+	Represents less than 0.05% of net assets.
♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

Loncar China BioPharma ETF

PORTFOLIO ALLOCATION
As of February 28, 2019 (Unaudited)

Percentage of
Industry Group	Net Assets
Biotechnology♦	39.2%
Pharmaceuticals♦	38.5
Biotechnology Services	11.1
Pharmaceutical Manufacturing	6.6
Pharmaceutical Distribution	4.6
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.9%

	Biotechnology – 80.5%♦
304,564	Adaptimmune Therapeutics plc – ADR (a)	$1,337,036
62,451	Allogene Therapeutics, Inc. (a)	1,979,072
15,747	Argenx SE – ADR (a)	2,098,918
38,163	Atara Biotherapeutics, Inc. (a)	1,366,617
12,379	BeiGene, Ltd. – ADR (a)	1,696,542
16,018	Bluebird Bio, Inc. (a)	2,486,314
85,894	Cellectis S.A. – ADR (a)	1,535,785
109,856	CytomX Therapeutics, Inc. (a)	1,232,584
155,703	Dynavax Technologies Corporation (a)	1,432,468
101,711	Fate Therapeutics, Inc. (a)	1,597,880
73,174	Forty Seven, Inc. (a)	1,222,006
164,729	Iovance Biotherapeutics, Inc. (a)	1,691,767
110,601	MacroGenics, Inc. (a)	2,212,020
39,367	Mirati Therapeutics, Inc. (a)	2,865,917
87,251	Moderna, Inc. (a)	1,971,873
58,177	MorphoSys AG – ADR (a)	1,496,894
42,981	Nektar Therapeutics (a)	1,742,450
26,761	Seattle Genetics, Inc. (a)	1,987,807
43,051	Xencor, Inc. (a)	1,306,167
75,647	Y-mAbs Therapeutics, Inc. (a)	1,637,757
		34,897,874

	Pharmaceuticals – 19.4%
41,452	AstraZeneca plc – ADR	1,723,574
30,689	Bristol-Myers Squibb Company	1,585,394
24,149	Gilead Sciences, Inc.	1,570,168
20,795	Merck & Company, Inc.	1,690,425
4,312	Regeneron Pharmaceuticals, Inc. (a)	1,857,351
		8,426,912
	TOTAL COMMON STOCKS (Cost $41,382,721)	43,324,786

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.1%
27,242	Invesco Short Term Investment Trust – Government &
	Agency Portfolio, Institutional Class, 2.30%*	$27,242
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,242)	27,242
	TOTAL INVESTMENTS – 100.0% (Cost $41,409,963)	43,352,028
	Other Assets in Excess of Liabilities – 0.0%+	13,290
	NET ASSETS – 100.0%	$43,365,318

Percentages are stated as a percent of net assets.

♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of February 28, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 100.0%

	Biotechnology – 39.2%♦
43,500	3SBio, Inc.	$71,929
564	BeiGene, Ltd. – ADR (a)	77,296
15,085	CASI Pharmaceuticals, Inc. (a)	49,479
2,927	Cellular Biomedicine Group, Inc. (a)	55,964
925	China Biologic Products Holdings, Inc. (a)	74,333
48,000	Genscript Biotech Corporation (a)	89,765
3,236	Hutchison China MediTech, Ltd. – ADR (a)	84,427
27,000	Innovent Biologics, Inc. (a)	81,690
10,300	Shanghai Haohai Biological
	Technology Company, Ltd.	63,048
26,000	Shanghai Junshi Biosciences Company, Ltd. (a)	72,868
87,000	Sino Biopharmaceutical, Ltd.	75,476
2,337	Zai Lab, Ltd. – ADR (a)	67,353
		863,628

	Biotechnology Services – 11.1%
70,000	Austar Lifesciences, Ltd. (a)	55,644
9,900	WuXi AppTec Company, Ltd. – H Shares (a)	108,020
8,500	Wuxi Biologics Cayman, Inc. (a)	80,671
		244,335

	Pharmaceutical Distribution – 4.6%
22,800	Sinopharm Group Company, Ltd. – H Shares	101,368

	Pharmaceutical Manufacturing – 6.6%
80,000	SSY Group, Ltd.	70,932
17,600	YiChang HEC ChangJiang
	Pharmaceutical Company, Ltd. – H Shares	75,110
		146,042

	Pharmaceuticals – 38.5%♦
62,000	Ascletis Pharma, Inc. (a)	55,209
136,000	China Grand Pharmaceutical and
	Healthcare Holdings, Ltd. (a)	85,240
73,000	China Medical System Holdings, Ltd.	76,815
53,000	China Resources Pharmaceutical Group, Ltd.	71,029
60,000	CSPC Pharmaceutical Group, Ltd.	102,423

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Pharmaceuticals (Continued)
18,000	Guangzhou Baiyunshan Pharmaceutical
	Holdings Company, Ltd. – H Shares	$69,823
22,600	Livzon Pharmaceutical Group, Inc. – H Shares	79,606
98,500	Luye Pharma Group, Ltd.	73,532
24,000	Shanghai Fosun Pharmaceutical
	Group Company, Ltd. – H Shares	85,149
34,100	Shanghai Pharmaceuticals
	Holding Company, Ltd. – H Shares	76,629
348,000	Sihuan Pharmaceutical Holdings Group, Ltd.	72,705
		848,160
	TOTAL COMMON STOCKS (Cost $2,487,920)	2,203,533

	SHORT-TERM INVESTMENTS – 0.1%
1,640	First American Government
	Obligations Fund, Class X, 2.33%*	1,640
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,640)	1,640
	TOTAL INVESTMENTS – 100.1% (Cost $2,489,560)	2,205,173
	Liabilities in Excess of Other Assets – (0.1)%	(1,300)
	NET ASSETS – 100.0%	$2,203,873

Percentages are stated as a percent of net assets.

♦
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
ASSETS
Investments in securities, at value* (Note 2)	$43,352,028	$2,205,173
Dividends and interest receivable	39,435	3
Total assets	43,391,463	2,205,176

LIABILITIES
Management fees payable	26,145	1,303
Total liabilities	26,145	1,303

NET ASSETS	$43,365,318	$2,203,873

Net assets consist of:
Paid-in capital	$60,575,792	$2,514,530
Total distributable earnings (accumulated deficit)	(17,210,474)	(310,657)
Net assets	$43,365,318	$2,203,873

Net asset value:
Net assets	$43,365,318	$2,203,873
Shares outstanding^	2,000,000	100,000
Net asset value, offering and
redemption price per share	$21.68	$22.04
* Identified Cost:
Investment in securities	$41,409,963	$2,489,560

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended February 28, 2019 (Unaudited)

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
INCOME
Dividends+	$142,733	$4,263
Interest	213	25
Total investment income	142,946	4,288

EXPENSES
Management fees	179,087	8,244
Total expenses	179,087	8,244
Net investment income (loss)	(36,141)	(3,956)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,478,019)	(21,536)
Foreign currency	—	55
Change in unrealized appreciation (depreciation) on:
Investments	(3,045,166)	(270,863)
Net realized and unrealized
gain (loss) on investments	(9,523,185)	(292,344)
Net increase (decrease) in net assets
resulting from operations	$(9,559,326)	$(296,300)

+	Net of foreign withholding taxes of $0 and $146, respectively.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
OPERATIONS
Net investment income (loss)	$(36,141)	$(177,456)
Net realized gain (loss) on investments	(6,478,019)	(3,429,316)
Change in unrealized appreciation
(depreciation) on investments	(3,045,166)	937,700
Net increase (decrease) in net
assets resulting from operations	(9,559,326)	(2,669,072)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(560,319	)(1)
Total distributions to shareholders	—	(560,319)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,028,280	35,514,770
Payments for shares redeemed	(8,276,090)	(14,209,925)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(6,247,810)	21,304,845
Net increase (decrease) in net assets	$(15,807,136)	$18,075,454

NET ASSETS
Beginning of period/year	$59,172,454	$41,097,000
End of period/year	$43,365,318	$59,172,454	(2)

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
	Shares	Shares
Subscriptions	100,000	1,250,000
Redemptions	(400,000)	(550,000)
Net increase (decrease)	(300,000)	700,000

(1)	Distribution is derived entirely from net investment income for the Fund.
(2)	Includes accumulated net investment loss of $700,692.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018(1)
OPERATIONS
Net investment income (loss)	$(3,956)	$(833)
Net realized gain (loss) on investments
and foreign currency	(21,481)	14,530
Change in unrealized appreciation
(depreciation) on investments	(270,863)	(13,524)
Net increase (decrease) in net
assets resulting from operations	(296,300)	173

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	3,720,580
Payments for shares redeemed	—	(1,220,580)
Net increase (decrease) in net assets derived
from capital share transactions (a)	—	2,500,000
Net increase (decrease) in net assets	$(296,300)	$2,500,173

NET ASSETS
Beginning of period	$2,500,173	$—
End of period	$2,203,873	$2,500,173 (2)

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018(1)
	Shares	Shares
Subscriptions	—	150,000
Redemptions	—	(50,000)
Net increase (decrease)	—	100,000

(1)	The Fund commenced operations on August 14, 2018. The information presented is for the period from August 14, 2018 to August 31, 2018.
(2)	Includes accumulated net investment loss of $833.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended
	February 28,		Year Ended	Year Ended	Period Ended
	2019		August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016(1)
Net asset value,
beginning of period/year	$25.73		$25.69	$24.08	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	(0.02)		(0.09)	(0.06)	0.00	(3)
Net realized and unrealized
gain (loss) on investments	(4.03)		0.48 (7)	1.67	(0.81)
Total from
investment operations	(4.05)		0.39	1.61	(0.81)

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.35)	—	(0.11)
Total distributions	—		(0.35)	—	(0.11)
Net asset value,
end of period/year	$21.68		$25.73	$25.69	$24.08

Total return	-15.72	%(4)	1.63%	6.65%	-3.32	%(4)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$43,365		$59,172	$41,097	$21,675

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)	0.79%	0.79%	0.79	%(5)
Net investment income (loss)
to average net assets	(0.16	)%(5)	(0.34)%	(0.25)%	(0.02	)%(5)

Portfolio turnover rate(6)	30	%(4)	78%	34%	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions
(7)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended
	February 28,		Period Ended
	2019		August 31,
	(Unaudited)		2018(1)
Net asset value, beginning of period	$25.00		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments	(2.92)		0.01
Total from investment operations	(2.96)		—

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$22.04		$25.00

Total return	-11.85	%(3)	0.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,204		$2,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79	%(4)
Net investment income (loss) to average net assets	(0.38	)%(4)	(0.78	)%(4)

Portfolio turnover rate(5)	17	%(3)	0	%(3)

(1)	Commencement of operations on August 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Loncar Cancer Immunotherapy ETF investment objective is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (“Index”). The Loncar China BioPharma ETF investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index. The Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF commenced operations on October 13, 2015 and August 14, 2018, respectively.

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended February 28, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the reporting period:

Loncar Cancer Immunotherapy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,324,786	$—	$—	$43,324,786
Short-Term Investments	27,242	—	—	27,242
Total Investments
in Securities	$43,352,028	$—	$—	$43,352,028

^ See Schedule of Investments for breakout of investments by industry group classification.

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,203,533	$—	$—	$2,203,533
Short-Term Investments	1,640	—	—	1,640
Total Investments
in Securities	$2,205,173	$—	$—	$2,205,173

^ See Schedule of Investments for breakout of investments by industry group classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions and passive foreign investment company (“PFIC”) adjustments, if any. For the period ended August 31, 2018, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
Loncar Cancer Immunotherapy ETF	$(4,190,184)	$4,190,184
Loncar China BioPharma ETF	(14,530)	14,530

During the period ended August 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Loncar Cancer Immunotherapy ETF	$4,186,699
Loncar China BioPharma ETF	14,530

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to February 28, 2019, that materially impacted the amounts or disclosures in each Fund’s financial statements other than the following. As of April 1, 2019, the Size of Creation Units (as defined in Note 6) for the Funds will be as follows:

Loncar Cancer Immunotherapy ETF	50,000
Loncar China BioPharma ETF	25,000

K.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$14,038,819	$14,092,403
Loncar China BioPharma ETF	$363,817	$363,876

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$2,024,811	$8,271,952
Loncar China BioPharma ETF	$—	$—

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at August 31, 2018 were as follows:

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
Tax cost of investments	$56,103,485	$2,514,530
Gross tax unrealized appreciation	10,307,646	64,013
Gross tax unrealized depreciation	(7,230,876)	(77,537)
Total unrealized appreciation (depreciation)	$3,076,770	$(13,524)
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Total accumulated gain (loss)	—	—
Other accumulated gain (loss)	(10,727,918)	(833)
Distributable earnings (accumulated deficit)	$(7,651,148)	$(14,357)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of PFICs.

As of August 31, 2018, Loncar Cancer Immunotherapy ETF deferred, on a tax-basis, no post-October losses, and $514,452 of late-year ordinary losses. The Loncar China BioPharma ETF deferred, on a tax-basis, no post-October losses, and $833 of late-year ordinary losses.

As of August 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
Loncar Cancer Immunotherapy ETF	$6,762,179	$3,451,287
Loncar China BioPharma ETF	$—	$—

These amounts do not have an expiration date.

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2018 were as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$560,319	$—
Loncar China BioPharma ETF	$—	$—

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2017 were as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$—	$—
Loncar China BioPharma ETF	N/A	N/A

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Loncar Cancer Immunotherapy ETF is $150; the Loncar China BioPharma ETF fee is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders in the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in capital shares transactions section of the Statements of Changes in Net Assets. There were no variable fees received during the period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

NOTE 7 – PRINCIPAL RISKS

Loncar Cancer Immunotherapy ETF:

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar China BioPharma ETF:

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar ETFs

EXPENSE EXAMPLES
For the Six-Months Ended February 28, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Loncar ETFs

EXPENSE EXAMPLES
For the Six-Months Ended February 28, 2019 (Unaudited) (Continued)

Loncar Cancer Immunotherapy ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2018	February 28, 2019	During the Period(1)
Actual	$1,000.00	$ 842.80	$3.61
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Loncar China Biopharma ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2018	February 28, 2019	During the Period(2)
Actual	$1,000.00	$ 881.50	$3.69
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 9-10, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Loncar Cancer Immunotherapy ETF (the “Fund”); and

•	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) historical performance of the Fund; (iii) the expected cost and profits realized from providing such services; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s Chief Compliance Officer.

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, providing oversight of the Fund’s sub-adviser, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of September 30, 2018. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its respective index before fees and expenses. The Board also noted that the performance of each index does not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of the Fund seeking to replicate some or all of the holdings of an index. The Board noted that for the one-year and since inception periods, the Fund slightly underperformed its index before fees and expenses.

Cost of Services Provided and Economies of Scale. The Board compared the Fund’s expense ratio to those of the universe of Health ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for the Fund was significantly above the median for the Category Peer Group, but less than the most expensive funds included in the Category Peer Group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family and the simplicity of their indexes.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund, as well as other ETFs. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

day-to-day investment and reinvestment of the assets of the Fund determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s Chief Compliance Officer with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of September 30, 2018. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its respective index before fees and expenses. The Board noted that for the one-year and since inception periods, the Fund slightly underperformed its index before fees and expenses.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by ETC to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by the adviser from the fee the adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between ETC and VIA. The Board also took into account analyses of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Loncar ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 72.39% for Loncar Cancer Immunotherapy ETF, and 0.00% for Loncar China Biopharma ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2018, was 37.36% for Loncar Cancer Immunotherapy ETF, and 0.00% for Loncar China BioPharma ETF.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for Loncar Cancer Immunotherapy ETF was 0.00%, and Loncar China Biopharma ETF was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on its website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Loncar ETFs

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.loncarfunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.loncarfunds.com.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
777 East Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Loncar China BioPharma ETF
Symbol – CHNA
CUSIP – 26922A370

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*        /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    May 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    May 8, 2019

By (Signature and Title)*        /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    May 8, 2019

* Print the name and title of each signing officer under his or her signature.